Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Changes in Shareholders' Deficit (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Balances			¥ (1,641,768)		¥ (888,955)	¥ (371,744)
Balances (in shares) | shares			4,329,000	4,329,000
Net loss for the year			¥ (926,950)	$ (134,820)	(918,714)	(253,567)
Recapitalization in connection with the Group’s 2016 reorganization						(293,644)
Capital contribution from equity shareholders						30,000
Capital contribution from a noncontrolling shareholder					200
Repurchase of equity from shareholders	[1]				(71,303)
Cash dividend to a Series A convertible redeemable preferred shareholder					(43,000)
Issuance of ordinary shares, net of issuance cost			1,109,517
Conversion of convertible redeemable preferred shares upon initial public offering			1,024,709
Stock Repurchased During Period, Value			34,828
Share-based compensation			2,751		288,763
Change in cumulative foreign currency translation adjustments			127,586	18,557	(8,759)
Balances			¥ (338,983)	$ (49,303)	¥ (1,641,768)	(888,955)
Balances (in shares) | shares		4,329,000			4,329,000
Class A Ordinary Shares
Ordinary shares newly issued | shares		659,131	659,131	659,131
Conversion of convertible redeemable preferred shares upon initial public offering			¥ 1
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			1,159,252	1,159,252
Share repurchase, shares | shares			45,082	45,082
Balances			¥ 1
Balances (in shares) | shares		63,714	1,773,301	1,773,301
Class B Ordinary Shares
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			826,389	826,389
Balances (in shares) | shares			826,389	826,389
Class C Ordinary Shares
Conversion of convertible redeemable preferred shares upon initial public offering			¥ 1
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			4,265,286	4,265,286
Balances			¥ 1
Balances (in shares) | shares		4,265,286	4,265,286	4,265,286
Additional Ordinary Shares
Balances			¥ 1		¥ 1	¥ 1
Balances (in shares) | shares			4,329,000	4,329,000	3,818,618	3,818,618
Shares issuance in relation to share-based compensation (Note 16), shares | shares					510,382
Conversion of convertible redeemable preferred shares upon initial public offering			¥ (1)
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			(4,329,000)	(4,329,000)
Balances					¥ 1	¥ 1
Balances (in shares) | shares					4,329,000	3,818,618
Additional Paid-in Capital
Balances			¥ 289,674		¥ 30,911	¥ 911
Capital contribution from equity shareholders						30,000
Repurchase of equity from shareholders	[1]				(30,000)
Issuance of ordinary shares, net of issuance cost			1,109,517
Conversion of convertible redeemable preferred shares upon initial public offering			1,024,708
Stock Repurchased During Period, Value			34,828
Share-based compensation			2,751		288,763
Balances			2,391,822	$ 347,876	289,674	30,911
Accumulated Other Comprehensive (Loss)/Income
Balances			(8,759)
Change in cumulative foreign currency translation adjustments			127,586		(8,759)
Balances			118,827	17,283	(8,759)
Accumulated Deficit
Balances			(1,922,748)		(919,867)	(372,656)
Net loss for the year			(927,022)		(918,578)	(253,567)
Recapitalization in connection with the Group’s 2016 reorganization						(293,644)
Repurchase of equity from shareholders	[1]				(41,303)
Cash dividend to a Series A convertible redeemable preferred shareholder					(43,000)
Balances			¥ (2,849,770)	$ (414,482)	(1,922,748)	(919,867)
Treasury Stock
Share repurchase, shares | shares			(45,082)	(45,082)
Balances (in shares) | shares			45,082	45,082
Parent Company
Balances			¥ (1,641,968)		(888,955)	(371,744)
Balances (in shares) | shares			4,329,000	4,329,000
Net loss for the year			¥ (926,886)	$ (134,810)	(918,714)	(253,567)
Recapitalization in connection with the Group’s 2016 reorganization						(293,644)
Capital contribution from equity shareholders						30,000
Repurchase of equity from shareholders					(71,303)
Cash dividend to a Series A convertible redeemable preferred shareholder					(43,000)
Issuance of ordinary shares, net of issuance cost			1,109,517
Conversion of convertible redeemable preferred shares upon initial public offering			1,024,709
Stock Repurchased During Period, Value			(34,828)
Share-based compensation			2,751		288,763
Change in cumulative foreign currency translation adjustments			127,586		(8,759)
Balances			¥ (339,119)	$ (49,323)	¥ (1,641,968)	(888,955)
Balances (in shares) | shares			0	0	4,329,000
Parent Company | Class A Ordinary Shares
Balances (in shares) | shares			0	0
Ordinary shares newly issued | shares			659,131	659,131
Conversion of convertible redeemable preferred shares upon initial public offering			¥ 1
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			1,159,252	1,159,252
Share repurchase, shares | shares			(45,082)	(45,082)
Balances			¥ 1
Balances (in shares) | shares			1,773,301	1,773,301	0
Parent Company | Class B Ordinary Shares
Balances (in shares) | shares			0	0
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			826,389	826,389
Balances (in shares) | shares			826,389	826,389	0
Parent Company | Class C Ordinary Shares
Balances (in shares) | shares			0	0
Conversion of convertible redeemable preferred shares upon initial public offering			¥ 1
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			4,265,286	4,265,286
Balances			¥ 1
Balances (in shares) | shares			4,265,286	4,265,286	0
Parent Company | Additional Ordinary Shares
Balances			¥ 1		¥ 1	¥ 1
Balances (in shares) | shares			4,329,000	4,329,000	3,818,618	3,818,618
Shares issuance in relation to share-based compensation (Note 16), shares | shares					510,382
Conversion of convertible redeemable preferred shares upon initial public offering			¥ (1)
Conversion of convertible redeemable preferred shares upon initial public offering, shares | shares			(4,329,000)	(4,329,000)
Balances					¥ 1	¥ 1
Balances (in shares) | shares					4,329,000	3,818,618
Parent Company | Additional Paid-in Capital
Balances			¥ 289,674		¥ 30,911	¥ 911
Capital contribution from equity shareholders						30,000
Repurchase of equity from shareholders					(30,000)
Issuance of ordinary shares, net of issuance cost			1,109,517
Conversion of convertible redeemable preferred shares upon initial public offering			1,024,708
Stock Repurchased During Period, Value			(34,828)
Share-based compensation			2,751		288,763
Balances			2,391,822	$ 347,876	289,674	30,911
Parent Company | Accumulated Other Comprehensive (Loss)/Income
Balances			(8,759)
Change in cumulative foreign currency translation adjustments			127,586		(8,759)
Balances			118,827	17,283	(8,759)
Parent Company | Accumulated Deficit
Balances			(1,922,884)		(919,867)	(372,656)
Net loss for the year			(926,886)		(918,714)	(253,567)
Recapitalization in connection with the Group’s 2016 reorganization						(293,644)
Repurchase of equity from shareholders					(41,303)
Cash dividend to a Series A convertible redeemable preferred shareholder					(43,000)
Balances			¥ (2,849,770)	$ (414,482)	¥ (1,922,884)	¥ (919,867)
Parent Company | Treasury Stock
Share repurchase, shares | shares			45,082	45,082
Balances (in shares) | shares			45,082	45,082

[1]	In July 2017, Beijing Shangde Online Education Technology Co., Ltd. (“Beijing Sunlands”) repurchased equity interests held by certain shareholders at a total cash consideration of RMB71,303. Such equity interests of Beijing Sunlands were originally acquired at a cost of RMB30,000.